Revenues - Contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract assets
Current	¥ 2,929	¥ 5,184
Non-current	33,926	54,446
Subtotal	36,855	59,630
Less: allowance for doubtful accounts	(31,280)	(28,819)
Total contract assets	¥ 5,575	¥ 30,811